Other Income - Summary of Other income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of other income [Abstract]
Rental income	$ 17,326	$ 10,260	$ 9,249
Dividend income	4,690	3,229	585
Grant income	12,480	7,668	925
Other non-operating income (expenses), net	$ 34,496	$ 21,157	$ 10,759